Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Dec. 31, 2011
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	$ 1,833		$ 35,474
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	0.01%		0.10%
Net fair value	43,205		(88,387)
Fair value Percentage of Partners' Capital (in hundredths)	0.19%		(0.25%)
Contracts Purchased [Member] | Options Contracts [Member] | Forward Contracts [Member]
Investment Holdings [Line Items]
Net fair value			1,534
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]
Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,545		(90,347)
Percentage of Partners' Capital (in hundredths)	0.02%		(0.25%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,545		(90,347)
Percentage of Partners' Capital (in hundredths)	0.02%		(0.25%)
Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	35,827		(33,514)
Percentage of Partners' Capital (in hundredths)	0.16%		(0.10%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	35,827		(33,514)
Percentage of Partners' Capital (in hundredths)	0.16%		(0.10%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	876,453		894,862
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	7.90%		6.36%
Net fair value	981,779		1,220,777
Fair value Percentage of Partners' Capital (in hundredths)	8.85%		8.68%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Options Contracts [Member] | Forward Contracts [Member]
Investment Holdings [Line Items]
Net fair value			814
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	88,742		61,890
Percentage of Partners' Capital (in hundredths)	0.80%		0.44%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(58,726)		(15,932)
Percentage of Partners' Capital (in hundredths)	(0.53%)		(0.11%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	43,098		5,601
Percentage of Partners' Capital (in hundredths)	0.39%		0.04%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	78,781		4,129
Percentage of Partners' Capital (in hundredths)	0.71%		0.03%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	25,589		68,092
Percentage of Partners' Capital (in hundredths)	0.23%		0.48%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	16,584		264,025
Percentage of Partners' Capital (in hundredths)	0.15%		1.88%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	11,711		211,973
Percentage of Partners' Capital (in hundredths)	0.11%		1.51%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(439)		2,015
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.01%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	24,791		33,472
Percentage of Partners' Capital (in hundredths)	0.22%		0.24%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(19,479)		16,565
Percentage of Partners' Capital (in hundredths)	(0.18%)		0.12%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Written [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value	(22,859)
Fair value Percentage of Partners' Capital (in hundredths)	(0.21%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(1,203,865)		(1,303,588)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.61%)		(0.46%)
Net fair value	2,551,354		6,401,899
Fair value Percentage of Partners' Capital (in hundredths)	1.30%		2.23%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,076,324		3,957,614
Percentage of Partners' Capital (in hundredths)	1.05%		1.38%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(257,575)		(404,913)
Percentage of Partners' Capital (in hundredths)	(0.13%)		(0.14%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,325,665		300,106
Percentage of Partners' Capital (in hundredths)	0.67%		0.10%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	856,313		632,976
Percentage of Partners' Capital (in hundredths)	0.43%		0.22%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	151,921		3,429,445
Percentage of Partners' Capital (in hundredths)	0.08%		1.20%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,678,895		3,747,873
Percentage of Partners' Capital (in hundredths)	0.86%		1.31%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(82,988)		1,964,218
Percentage of Partners' Capital (in hundredths)	(0.04%)		0.69%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(36,283)		(49,301)
Percentage of Partners' Capital (in hundredths)	(0.02%)		(0.02%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,942,804		1,815,614
Percentage of Partners' Capital (in hundredths)	0.99%		0.63%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(144,638)		17,342
Percentage of Partners' Capital (in hundredths)	(0.07%)		0.01%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net fair value	0		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(3,483,151)		2,893,771
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(2.01%)		1.08%
Net fair value	(1,041,544)		8,766,171
Fair value Percentage of Partners' Capital (in hundredths)	(0.60%)		3.27%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value			1,507
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,101,353		3,584,855
Percentage of Partners' Capital (in hundredths)	0.64%		1.34%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(255,725)		193,829
Percentage of Partners' Capital (in hundredths)	(0.15%)		0.07%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	965,010		117,796
Percentage of Partners' Capital (in hundredths)	0.56%		0.04%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	69,363		338,402
Percentage of Partners' Capital (in hundredths)	0.04%		0.13%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	322,705		2,934,828
Percentage of Partners' Capital (in hundredths)	0.19%		1.10%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,340,254		2,287,545
Percentage of Partners' Capital (in hundredths)	0.77%		0.85%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	49,147		727,030
Percentage of Partners' Capital (in hundredths)	0.03%		0.27%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(9,384)		350,484
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.13%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,322,968		1,218,007
Percentage of Partners' Capital (in hundredths)	0.76%		0.45%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(22,477)		(7,976)
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.00%	[1]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Written [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value			$ (3,460)
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]

[1]	Amounts less than 0.005%